Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Property and Equipment [Abstract]
Schedule of Property and Equipment

	September 30, 2015	December 31, 2014

Furniture and fixtures	$55,275	$50,391
Computers	32,485	24,174
Lab equipment	541,066	447,423

Total	628,826	521,988
Accumulated depreciation	(160,827)	(76,454)

Property and equipment, net	$467,999	$445,534

	December 31,
	2014	2013

Furniture and fixtures	$50,391	$10,780
Computers	24,174	13,175
Lab equipment	447,423	39,357

Total	521,988	63,312
Accumulated depreciation	(76,454)	(9,559)

Property and equipment, net	$445,534	$53,753